Schedule of Investments (Unaudited) December 31, 2020

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 86.3%
Schwab US TIPS ETF ‡	13,524,723	$839,614,804
TOTAL EXCHANGE - TRADED FUND
(Cost $820,456,746)		839,614,804

PURCHASED OPTIONS(A) — 5.0%
TOTAL PURCHASED OPTIONS
(Cost $35,073,250)		48,602,672

TOTAL INVESTMENTS — 91.3%
(Cost $855,529,996)		888,217,476
OTHER ASSETS LESS LIABILITIES – 8.7%		84,500,872
NET ASSETS - 100%		$972,718,348

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at December 31, 2020 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 5.0%
Call Options
CMS 10Y - 2Y	Nomura	440,000	$8,459,000	0.75%	06/15/22	$11,231,048
CMS 10Y - 2Y	Goldman Sachs	250,000	5,920,000	0.53	12/14/21	9,137,247
CMS 10Y - 2Y	Goldman Sachs	180,000	4,905,000	0.46	03/16/22	7,902,278
CMS 10Y - 2Y	Goldman Sachs	195,000	4,350,000	0.51	09/15/21	7,025,412
CMS 10Y - 2Y	Nomura	250,000	5,650,000	0.83	01/25/23	5,405,442
CMS 10Y - 2Y	Nomura	120,000	3,253,500	0.43	11/01/21	5,234,589
CMS 10Y - 2Y	Goldman Sachs	115,000	2,535,750	0.80	10/12/22	2,666,656
Total Purchased Options			$35,073,250			$48,602,672

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price
ETF — Exchange-Traded Fund
TIPS — Treasury Inflation Protected Security

Schedule of Investments (Unaudited) December 31, 2020

Quadratic Interest Rate Volatility and Inflation Hedge ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$839,614,804	$—	$—	$839,614,804
Purchased Options	—	48,602,672	—	48,602,672
Total Investments in Securities	$839,614,804	$48,602,672	$—	$888,217,476

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
UNITED STATES — 100.0%
Communication Services — 1.7%
Comcast, Cl A	6,839	$358,364
Verizon Communications	5,726	336,402
		694,766
Consumer Discretionary — 8.7%
Gentex	10,439	354,195
Home Depot	1,336	354,868
Lowe's	2,347	376,717
NIKE, Cl B	2,574	364,144
Pool	1,083	403,417
Starbucks	3,458	369,937
Target	2,018	356,238
Tractor Supply	2,625	369,023
Whirlpool	1,911	344,916
Williams-Sonoma	3,153	321,102
		3,614,557
Consumer Staples — 10.2%
Archer-Daniels-Midland	6,976	351,660
Brown-Forman, Cl B	4,417	350,842
Casey's General Stores	1,842	329,018
Church & Dwight	4,079	355,811
Clorox	1,764	356,187
Colgate-Palmolive	4,144	354,354
Costco Wholesale	944	355,680
Kroger	11,528	366,129
McCormick	3,761	359,552
Nu Skin Enterprises, Cl A	6,663	364,000
PepsiCo	2,421	359,034
Procter & Gamble	2,564	356,755
		4,259,022
Energy — 0.8%
ONEOK	8,674	332,908

Financials — 20.7%
American Financial Group	3,854	337,688
Ameriprise Financial	1,796	349,017
Arthur J Gallagher	3,044	376,573
Assurant	2,660	362,345
Axis Capital Holdings	6,604	332,776
BlackRock, Cl A	498	359,327
Brown & Brown	7,858	372,548
Chubb	2,271	349,552
Discover Financial Services	4,262	385,839
Eaton Vance	5,378	365,327
Erie Indemnity, Cl A	1,582	388,539
Evercore, Cl A	3,714	407,203

Schedule of Investments (Unaudited) December 31, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
FactSet Research Systems	1,002	$333,165
JPMorgan Chase	2,883	366,343
Lazard, Cl A (A)	8,671	366,783
MarketAxess Holdings	653	372,576
Marsh & McLennan	3,010	352,170
Moody's	1,235	358,446
Primerica	2,521	337,637
Raymond James Financial	3,674	351,492
S&P Global	1,035	340,236
T Rowe Price Group	2,318	350,922
Travelers	2,589	363,418
Unum Group	14,266	327,262
		8,607,184
Health Care — 6.7%
AmerisourceBergen, Cl A	3,426	334,926
Bristol-Myers Squibb	5,653	350,656
McKesson	1,955	340,013
Medtronic	3,097	362,782
STERIS	1,818	344,584
Stryker	1,470	360,209
UnitedHealth Group	1,006	352,784
West Pharmaceutical Services	1,287	364,620
		2,810,574
Industrials — 21.2%
Caterpillar	1,933	351,845
CH Robinson Worldwide	3,806	357,269
CSX	3,842	348,661
Cummins	1,601	363,587
Eaton	2,963	355,975
Expeditors International of Washington	3,918	372,641
FedEx	1,200	311,544
Graco	5,252	379,982
Honeywell International	1,658	352,657
IDEX	1,824	363,341
Illinois Tool Works	1,719	350,470
Lennox International	1,269	347,668
Lincoln Electric Holdings	2,994	348,053
MSA Safety	2,271	339,265
Norfolk Southern	1,465	348,099
Parker-Hannifin	1,273	346,778
Regal Beloit	3,014	370,149
Republic Services, Cl A	3,683	354,673
Ryder System	5,691	351,476
Snap-on	1,902	325,508
Stanley Black & Decker	1,949	348,013
Toro	3,883	368,264
United Parcel Service, Cl B	2,106	354,650
Waste Management	2,999	353,672

Schedule of Investments (Unaudited) December 31, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	869	$354,847
		8,819,087
Information Technology — 6.7%
Broadridge Financial Solutions	2,358	361,246
KLA	1,342	347,457
Littelfuse	1,430	364,164
Microchip Technology	2,448	338,093
Microsoft	1,648	366,548
QUALCOMM	2,240	341,242
Texas Instruments	2,119	347,791
Xilinx	2,387	338,405
		2,804,946
Materials — 9.6%
Air Products and Chemicals	1,285	351,088
Albemarle	2,525	372,488
Avery Dennison	2,290	355,202
Eastman Chemical	3,433	344,261
International Paper	7,204	358,183
Linde	1,407	370,758
PPG Industries	2,396	345,551
RPM International	4,054	368,022
Scotts Miracle-Gro	2,019	402,064
Sherwin-Williams	498	365,985
Westlake Chemical	4,305	351,288
		3,984,890
Real Estate — 6.0%
Alexandria Real Estate Equities †	2,065	368,024
Camden Property Trust †	3,506	350,320
CubeSmart †	10,749	361,274
Digital Realty Trust †	2,601	362,865
Mid-America Apartment Communities †	2,814	356,506
Omega Healthcare Investors †	9,317	338,393
WP Carey †	5,015	353,959
		2,491,341
Utilities — 7.7%
Alliant Energy	6,690	344,736
CMS Energy	5,901	360,020
DTE Energy	2,798	339,705
Duke Energy	3,874	354,703
Eversource Energy	4,129	357,200
NextEra Energy	4,862	375,103
Public Service Enterprise Group	6,121	356,854
WEC Energy Group	3,784	348,242

Schedule of Investments (Unaudited) December 31, 2020

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	5,386	$359,085
		3,195,648
TOTAL UNITED STATES		41,614,923
TOTAL COMMON STOCK
(Cost $36,119,889)		41,614,923

TOTAL INVESTMENTS — 100.0%
(Cost $36,119,889)		41,614,923
OTHER ASSETS LESS LIABILITIES – 0.0%		(11,942)
NET ASSETS - 100%		$41,602,981

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $366,783, or 0.9% of Net Assets.

Cl — Class

As of December 31, 2020 all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 100.1%‡
UNITED STATES — 100.1%
Consumer Discretionary — 6.7%
Churchill Downs	4,354	$848,116
Lithia Motors, Cl A	2,789	816,256
PetMed Express	28,132	901,912
		2,566,284
Consumer Staples — 8.8%
Andersons	34,039	834,296
Calavo Growers	11,541	801,291
Lancaster Colony	4,790	880,067
WD-40	3,237	860,006
		3,375,660
Financials — 25.6%
Aaron's Holdings *	14,227	766,408
Atlantic Union Bankshares	25,783	849,292
BancFirst	14,238	835,771
Bar Harbor Bankshares	33,995	767,947
Columbia Banking System	23,699	850,794
Community Bank System	12,715	792,272
First Financial	20,910	812,353
Heritage Financial	33,763	789,717
Horace Mann Educators	20,106	845,256
Stock Yards Bancorp	20,116	814,296
Washington Trust Bancorp	19,216	860,877
WesBanco	27,379	820,275
		9,805,258
Health Care — 4.3%
Atrion	1,284	824,636
Ensign Group	11,193	816,194
		1,640,830
Industrials — 17.2%
Applied Industrial Technologies	10,553	823,029
Franklin Electric	11,737	812,318
Healthcare Services Group	34,280	963,268
Hillenbrand	21,060	838,188
HNI	21,261	732,654
Insperity	9,264	754,275
Lindsay	6,890	885,089
Standex International	10,298	798,301
		6,607,122
Information Technology — 2.4%
Badger Meter	9,836	925,174

Materials — 8.6%
HB Fuller	15,423	800,145
Quaker Chemical	3,335	845,056

Schedule of Investments (Unaudited) December 31, 2020

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sensient Technologies	10,961	$808,593
Stepan	7,052	841,444
		3,295,238
Real Estate — 4.3%
National Health Investors †	12,336	853,281
Universal Health Realty Income Trust †	12,492	802,861
		1,656,142
Utilities — 22.2%
American States Water	11,088	881,607
Artesian Resources, Cl A	21,705	804,821
Black Hills	13,599	835,658
California Water Service Group	16,629	898,465
Chesapeake Utilities	7,905	855,400
Middlesex Water	11,672	845,870
New Jersey Resources	24,416	867,989
NorthWestern	14,331	835,641
SJW Group	12,329	855,139
York Water	17,681	823,935
		8,504,525
TOTAL UNITED STATES		38,376,233
TOTAL COMMON STOCK
(Cost $34,424,865)		38,376,233

TOTAL INVESTMENTS — 100.1%
(Cost $34,424,865)		38,376,233
OTHER ASSETS LESS LIABILITIES – (0.1)%		(23,475)
NET ASSETS - 100%		$38,352,758

*	Non-income producing security.
†	Real Estate Investment Trust
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 85.5%
Communication Services — 13.0%
AMC Networks
5.000%, 04/01/2024	$62,000	$63,007
CCO Holdings
5.125%, 05/01/2027 (A)	186,000	197,381
5.000%, 02/01/2028 (A)	124,000	131,130
4.500%, 08/15/2030 (A)	129,000	136,901
4.500%, 05/01/2032 (A)	200,000	213,544
4.250%, 02/01/2031 (A)	200,000	210,772
CenturyLink
7.600%, 09/15/2039	246,000	298,890
7.500%, 04/01/2024	105,000	118,912
5.625%, 04/01/2025	46,000	49,622
CommScope
8.250%, 03/01/2027 (A)	105,000	112,088
6.000%, 03/01/2026 (A)	200,000	210,720
CommScope Technologies
6.000%, 06/15/2025 (A)	77,000	78,732
CSC Holdings
7.500%, 04/01/2028 (A)	105,000	118,125
6.500%, 02/01/2029 (A)	105,000	118,550
5.875%, 09/15/2022	93,000	98,464
5.750%, 01/15/2030 (A)	305,000	334,356
4.625%, 12/01/2030 (A)	124,000	129,425
3.375%, 02/15/2031 (A)	100,000	98,125
Diamond Sports Group
5.375%, 08/15/2026 (A)	143,000	116,188
DISH DBS
7.750%, 07/01/2026	265,000	296,803
5.875%, 11/15/2024	186,000	195,027
5.875%, 07/15/2022	100,000	104,500
Embarq
7.995%, 06/01/2036	150,000	185,018
Gray Television
7.000%, 05/15/2027 (A)	105,000	114,975
4.750%, 10/15/2030 (A)	100,000	101,875
GrubHub Holdings
5.500%, 07/01/2027 (A)	200,000	209,750
Level 3 Financing
4.625%, 09/15/2027 (A)	124,000	129,510
4.250%, 07/01/2028 (A)	93,000	95,558
3.625%, 01/15/2029 (A)	100,000	99,750
Match Group Holdings II
4.625%, 06/01/2028 (A)	124,000	129,968
Netflix
6.375%, 05/15/2029	200,000	247,000
4.875%, 04/15/2028	62,000	69,917
4.375%, 11/15/2026	93,000	103,114

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Communication Services — continued
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	$124,000	$132,835
Sirius XM Radio
5.500%, 07/01/2029 (A)	150,000	165,047
5.000%, 08/01/2027 (A)	62,000	65,876
4.625%, 07/15/2024 (A)	100,000	103,625
4.125%, 07/01/2030 (A)	93,000	98,987
Sprint
7.875%, 09/15/2023	95,000	109,991
7.625%, 02/15/2025	150,000	179,375
7.625%, 03/01/2026	196,000	243,274
7.125%, 06/15/2024	228,000	266,760
Sprint Capital
6.875%, 11/15/2028	155,000	204,364
TEGNA
5.000%, 09/15/2029	124,000	130,996
T-Mobile USA
6.500%, 01/15/2026	130,000	134,550
6.000%, 04/15/2024	205,000	207,513
4.750%, 02/01/2028	1,000	1,075
Univision Communications
6.625%, 06/01/2027 (A)	93,000	99,887
5.125%, 02/15/2025 (A)	180,000	181,350
Zayo Group Holdings
4.000%, 03/01/2027 (A)	100,000	100,250
		7,343,452
Consumer Discretionary — 15.4%
1011778 BC ULC
4.375%, 01/15/2028 (A)	124,000	127,720
3.875%, 01/15/2028 (A)	185,000	187,918
Adient Global Holdings
4.875%, 08/15/2026 (A)	100,000	102,750
American Axle & Manufacturing
6.250%, 04/01/2025	150,000	155,250
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	100,000	103,500
Aramark Services
6.375%, 05/01/2025 (A)	186,000	198,787
Bed Bath & Beyond
5.165%, 08/01/2044	50,000	43,000
Boyd Gaming
8.625%, 06/01/2025 (A)	105,000	116,780
6.000%, 08/15/2026	180,000	186,750
Boyne USA
7.250%, 05/01/2025 (A)	75,000	78,656
Brookfield Residential Properties
6.250%, 09/15/2027 (A)	100,000	106,375

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — continued
Caesars Entertainment
6.250%, 07/01/2025 (A)	$274,000	$291,810
Carnival
11.500%, 04/01/2023 (A)	200,000	231,344
Churchill Downs
5.500%, 04/01/2027 (A)	100,000	105,875
Ford Motor
9.000%, 04/22/2025	105,000	128,731
8.500%, 04/21/2023	105,000	118,179
4.750%, 01/15/2043	124,000	126,480
Ford Motor Credit
5.113%, 05/03/2029	150,000	167,055
4.687%, 06/09/2025	200,000	213,250
3.470%, 04/05/2021	205,000	205,000
GameStop
10.000%, 03/15/2023 (A)	654,000	661,933
6.750%, 03/15/2021 (A)	294,000	294,147
Gap
8.875%, 05/15/2027 (A)	100,000	116,000
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598% ‡	150,000	156,000
Goodyear Tire & Rubber
5.000%, 05/31/2026	112,000	113,960
Hanesbrands
5.375%, 05/15/2025 (A)	124,000	131,194
Hilton Domestic Operating
5.125%, 05/01/2026	100,000	103,250
Hilton Worldwide Finance
4.875%, 04/01/2027	155,000	164,056
Installed Building Products
5.750%, 02/01/2028 (A)	180,000	191,700
KFC Holding
5.250%, 06/01/2026 (A)	100,000	103,750
L Brands
7.500%, 06/15/2029	62,000	68,975
6.750%, 07/01/2036	150,000	167,119
Lennar
4.750%, 11/29/2027	105,000	124,089
LGI Homes
6.875%, 07/15/2026 (A)	100,000	105,000
Live Nation Entertainment
4.750%, 10/15/2027 (A)	124,000	127,090
Macy's
8.375%, 06/15/2025 (A)	100,000	111,050
Mattel
6.750%, 12/31/2025 (A)	62,000	65,439
MDC Holdings
6.000%, 01/15/2043	150,000	201,082

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — continued
MGM Resorts International
6.000%, 03/15/2023	$100,000	$107,375
5.500%, 04/15/2027	186,000	207,297
Newell Brands
4.700%, 04/01/2026	93,000	102,439
Penske Automotive Group
3.500%, 09/01/2025	100,000	101,625
PetSmart
5.875%, 06/01/2025 (A)	100,000	102,750
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	114,000	133,272
10.875%, 06/01/2023 (A)	100,000	113,788
Scientific Games International
8.250%, 03/15/2026 (A)	100,000	107,760
Service International
5.125%, 06/01/2029	100,000	110,750
3.375%, 08/15/2030	100,000	104,021
Six Flags Entertainment
4.875%, 07/31/2024 (A)	75,000	75,065
Staples
7.500%, 04/15/2026 (A)	67,000	69,966
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	195,000	218,400
Tenneco
5.000%, 07/15/2026	50,000	46,000
Tesla
5.300%, 08/15/2025 (A)	274,000	285,645
Williams Scotsman International
4.625%, 08/15/2028 (A)	100,000	103,500
Wyndham Destinations
6.600%, 10/01/2025	178,000	201,140
4.250%, 03/01/2022	124,000	126,790
Wynn Las Vegas
5.500%, 03/01/2025 (A)	100,000	104,375
Yum! Brands
7.750%, 04/01/2025 (A)	105,000	116,288
4.750%, 01/15/2030 (A)	100,000	109,650
		8,648,940
Consumer Staples — 3.0%
Albertsons
5.875%, 02/15/2028 (A)	124,000	134,936
4.875%, 02/15/2030 (A)	150,000	165,282
4.625%, 01/15/2027 (A)	93,000	98,929
B&G Foods
5.250%, 04/01/2025	75,000	77,437
JBS USA LUX
6.500%, 04/15/2029 (A)	250,000	291,025

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Staples — continued
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	$93,000	$97,213
Performance Food Group
5.500%, 10/15/2027 (A)	100,000	105,500
Post Holdings
5.750%, 03/01/2027 (A)	100,000	105,875
5.000%, 08/15/2026 (A)	62,000	64,015
4.625%, 04/15/2030 (A)	100,000	105,196
Primo Water Holdings
5.500%, 04/01/2025 (A)	100,000	103,250
Spectrum Brands
5.750%, 07/15/2025	124,000	128,042
US Foods
6.250%, 04/15/2025 (A)	100,000	106,875
Vector Group
6.125%, 02/01/2025 (A)	87,000	88,459
		1,672,034
Energy — 9.3%
Antero Resources
5.625%, 06/01/2023	150,000	147,000
Apache
5.100%, 09/01/2040	200,000	213,250
4.375%, 10/15/2028	206,000	214,442
Blue Racer Midstream
6.125%, 11/15/2022 (A)	310,000	310,062
Buckeye Partners
3.950%, 12/01/2026	75,000	75,975
Cheniere Energy
4.625%, 10/15/2028 (A)	100,000	105,000
Cheniere Energy Partners
5.250%, 10/01/2025	110,000	112,887
4.500%, 10/01/2029	100,000	105,778
Comstock Resources
9.750%, 08/15/2026	75,000	80,625
Continental Resources
4.375%, 01/15/2028	100,000	102,520
EQM Midstream Partners
6.500%, 07/15/2048	100,000	104,000
6.500%, 07/01/2027 (A)	100,000	112,604
4.125%, 12/01/2026	88,000	88,660
4.000%, 08/01/2024	6,000	6,181
Equities
8.750%, 02/01/2030	100,000	122,500
7.875%, 02/01/2025	100,000	113,875
3.900%, 10/01/2027	100,000	99,345
Genesis Energy
7.750%, 02/01/2028	75,000	71,813

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
MEG Energy
7.125%, 02/01/2027 (A)	$400,000	$413,000
NuStar Logistics
6.375%, 10/01/2030	75,000	84,960
6.000%, 06/01/2026	16,000	17,304
Occidental Petroleum
8.875%, 07/15/2030	100,000	117,375
6.450%, 09/15/2036	150,000	157,050
6.375%, 09/01/2028	124,000	130,820
5.305%, 10/10/2036 (B)	1,246,000	573,160
2.700%, 08/15/2022	62,000	62,078
PDC Energy
5.750%, 05/15/2026	50,000	51,625
Seven Generations Energy
5.375%, 09/30/2025 (A)	56,000	56,980
Southwestern Energy
7.750%, 10/01/2027	70,000	75,579
Sunoco
5.500%, 02/15/2026	100,000	102,500
Targa Resources Partners
6.500%, 07/15/2027	100,000	108,500
5.875%, 04/15/2026	100,000	106,022
TerraForm Power Operating
5.000%, 01/31/2028 (A)	250,000	280,913
4.750%, 01/15/2030 (A)	75,000	80,250
Topaz Solar Farms
5.750%, 09/30/2039 (A)	100,000	114,512
Western Midstream Operating
5.050%, 02/01/2030	124,000	138,856
4.500%, 03/01/2028	50,000	51,825
4.000%, 07/01/2022	150,000	154,197
WPX Energy
4.500%, 01/15/2030	150,000	159,000
		5,223,023
Financials — 10.2%
Acrisure
8.125%, 02/15/2024 (A)	75,000	79,404
Ally Financial
5.750%, 11/20/2025	62,000	72,183
AmTrust Financial Services
6.125%, 08/15/2023	500,000	493,766
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898% ‡	70,000	79,313
5.200%, VAR ICE LIBOR USD 3 Month+3.135% ‡	20,000	20,850
Brookfield Property REIT
5.750%, 05/15/2026 (A)	100,000	98,500

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
CIT Group
5.000%, 08/01/2023	$124,000	$135,470
4.750%, 02/16/2024	100,000	109,375
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068% ‡	131,000	137,497
5.900%, VAR ICE LIBOR USD 3 Month+4.230% ‡	31,000	32,565
4.699%, VAR ICE LIBOR USD 3 Month+4.478% ‡	275,000	275,413
Citizens Financial Group
4.197%, VAR ICE LIBOR USD 3 Month+3.960% ‡	10,000	9,807
Compass Group Diversified Holdings
8.000%, 05/01/2026 (A)	75,000	78,750
Freedom Mortgage
8.250%, 04/15/2025 (A)	75,000	78,375
Genworth Holdings
7.625%, 09/24/2021	357,000	362,355
7.200%, 02/15/2021	500,000	498,750
Goldman Sachs Group
4.128%, VAR ICE LIBOR USD 3 Month+3.922% ‡	75,000	74,848
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	186,000	189,534
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250% ‡	20,000	20,650
4.014%, VAR ICE LIBOR USD 3 Month+3.800% ‡	75,000	74,753
LPL Holdings
5.750%, 09/15/2025 (A)	100,000	103,442
MGIC Investment
5.250%, 08/15/2028	401,000	429,070
Morgan Stanley
4.047%, VAR ICE LIBOR USD 3 Month+3.810% ‡	20,000	19,800
3.847%, VAR ICE LIBOR USD 3 Month+3.610% ‡	40,000	39,712
MSCI
3.875%, 02/15/2031 (A)	100,000	105,750
Navient, MTN
6.750%, 06/25/2025	180,000	195,750
6.500%, 06/15/2022	300,000	317,472
6.125%, 03/25/2024	100,000	106,750
5.500%, 01/25/2023	224,000	234,080
OneMain Finance
8.875%, 06/01/2025	105,000	118,781
6.625%, 01/15/2028	160,000	190,000
5.375%, 11/15/2029	155,000	174,375
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678% ‡	20,000	20,495
Quicken Loans
5.250%, 01/15/2028 (A)	186,000	198,555
Radian Group
4.875%, 03/15/2027	124,000	136,177
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	155,000	169,144

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
Starwood Property Trust
5.000%, 12/15/2021	$150,000	$152,516
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605% ‡	75,000	82,501
		5,716,528
Health Care — 6.9%
Avantor Funding
4.625%, 07/15/2028 (A)	150,000	158,625
Bausch Health
6.125%, 04/15/2025 (A)	248,000	255,604
5.250%, 01/30/2030 (A)	257,000	269,850
Bausch Health Americas
8.500%, 01/31/2027 (A)	105,000	116,778
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	135,000	142,579
CHS
8.000%, 03/15/2026 (A)	150,000	161,625
6.250%, 03/31/2023	269,000	277,958
DaVita
4.625%, 06/01/2030 (A)	118,000	125,227
HCA
5.875%, 02/01/2029	65,000	78,226
5.875%, 02/15/2026	295,000	339,250
5.625%, 09/01/2028	86,000	101,480
5.375%, 02/01/2025	150,000	168,679
3.500%, 09/01/2030	124,000	131,759
IQVIA
5.000%, 05/15/2027 (A)	100,000	106,303
Jaguar Holding II
5.000%, 06/15/2028 (A)	124,000	132,370
Legacy LifePoint Health
6.750%, 04/15/2025 (A)	100,000	107,381
MEDNAX
6.250%, 01/15/2027 (A)	150,000	160,869
Molina Healthcare
4.375%, 06/15/2028 (A)	100,000	105,250
Par Pharmaceutical
7.500%, 04/01/2027 (A)	145,000	157,325
Tenet Healthcare
5.125%, 11/01/2027 (A)	150,000	158,813
4.875%, 01/01/2026 (A)	186,000	194,576
4.625%, 07/15/2024	100,000	102,502
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	350,000	349,125
		3,902,154

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 12.8%
ADT Security
4.125%, 06/15/2023	$224,000	$238,818
AECOM
5.875%, 10/15/2024	105,000	117,104
5.125%, 03/15/2027	105,000	116,847
Allied Universal Holdco
6.625%, 07/15/2026 (A)	124,000	132,221
Altera Infrastructure
8.500%, 07/15/2023 (A)	215,000	182,705
American Airlines
11.750%, 07/15/2025 (A)	150,000	172,987
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	62,000	63,472
Brink's
4.625%, 10/15/2027 (A)	100,000	104,500
Colfax
6.000%, 02/15/2024 (A)	124,000	128,497
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	100,000	106,250
Energizer Holdings
7.750%, 01/15/2027 (A)	105,000	116,707
Fortress Transportation and Infrastructure Investors
6.750%, 03/15/2022 (A)	75,000	75,188
Herc Holdings
5.500%, 07/15/2027 (A)	100,000	106,000
Howmet Aerospace
5.125%, 10/01/2024	100,000	110,083
Icahn Enterprises
6.250%, 05/15/2026	124,000	131,304
5.250%, 05/15/2027	100,000	107,200
4.750%, 09/15/2024	93,000	96,604
MasTec
4.500%, 08/15/2028 (A)	75,000	78,750
Mauser Packaging Solutions Holding
5.500%, 04/15/2024 (A)	124,000	126,447
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	200,000	196,560
Navistar International
9.500%, 05/01/2025 (A)	101,000	113,373
6.625%, 11/01/2025 (A)	16,000	16,762
Nielsen Finance
5.875%, 10/01/2030 (A)	100,000	113,125
5.625%, 10/01/2028 (A)	100,000	108,655
5.000%, 04/15/2022 (A)	46,000	46,121
PowerTeam Services
9.033%, 12/04/2025 (A)	100,000	111,261
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	124,000	133,125
5.750%, 04/15/2026 (A)	100,000	109,500

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — continued
Reynolds Group Issuer
5.125%, 07/15/2023 (A)	$4,000	$4,049
Sabre GLBL
7.375%, 09/01/2025 (A)	100,000	108,500
Signature Aviation US Holdings
5.375%, 05/01/2026 (A)	100,000	102,500
4.000%, 03/01/2028 (A)	100,000	100,665
Spirit AeroSystems
7.500%, 04/15/2025 (A)	75,000	80,438
SSL Robotics
9.750%, 12/31/2023 (A)	150,000	169,500
Summit Materials
5.250%, 01/15/2029 (A)	50,000	52,500
Teekay
9.250%, 11/15/2022 (A)	1,575,000	1,606,500
TransDigm
8.000%, 12/15/2025 (A)	105,000	116,057
6.500%, 05/15/2025	100,000	102,750
6.375%, 06/15/2026	155,000	160,425
6.250%, 03/15/2026 (A)	180,000	191,700
5.500%, 11/15/2027	200,000	210,260
Triumph Group
8.875%, 06/01/2024 (A)	100,000	109,750
United Rentals North America
5.250%, 01/15/2030	105,000	116,550
4.875%, 01/15/2028	124,000	132,060
3.875%, 02/15/2031	401,000	420,669
WESCO Distribution
7.125%, 06/15/2025 (A)	100,000	109,983
XPO Logistics
6.250%, 05/01/2025 (A)	62,000	66,721
		7,221,743
Information Technology — 5.0%
Avaya
6.125%, 09/15/2028 (A)	150,000	160,239
Booz Allen Hamilton
3.875%, 09/01/2028 (A)	75,000	77,250
BY Crown Parent
4.250%, 01/31/2026 (A)	100,000	102,500
CDW
3.250%, 02/15/2029	75,000	76,478
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	93,000	94,860
EMC
3.375%, 06/01/2023	124,000	129,946
Gartner
4.500%, 07/01/2028 (A)	115,000	121,325

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Information Technology — continued
Go Daddy Operating
5.250%, 12/01/2027 (A)	$93,000	$97,883
Microchip Technology
4.250%, 09/01/2025 (A)	100,000	105,794
NCR
5.000%, 10/01/2028 (A)	124,000	130,820
NortonLifeLock
5.000%, 04/15/2025 (A)	100,000	102,000
Open Text Holdings
4.125%, 02/15/2030 (A)	124,000	131,911
Rackspace Technology Global
5.375%, 12/01/2028 (A)	150,000	157,155
SS&C Technologies
5.500%, 09/30/2027 (A)	200,000	213,604
Switch
3.750%, 09/15/2028 (A)	75,000	76,125
Veritas US
7.500%, 09/01/2025 (A)	100,000	102,625
Western Digital
4.750%, 02/15/2026	141,000	155,805
Xerox
4.375%, 03/15/2023	114,000	119,700
Xerox Holdings
5.000%, 08/15/2025 (A)	620,000	659,847
		2,815,867
Materials — 4.1%
Ball
4.875%, 03/15/2026	100,000	112,950
2.875%, 08/15/2030	200,000	199,500
Blue Cube Spinco
10.000%, 10/15/2025	335,000	354,681
CF Industries
5.375%, 03/15/2044	75,000	94,932
5.150%, 03/15/2034	150,000	184,321
Chemours
7.000%, 05/15/2025	104,000	107,803
Element Solutions
3.875%, 09/01/2028 (A)	50,000	51,437
Freeport-McMoRan
5.450%, 03/15/2043	62,000	77,190
4.375%, 08/01/2028	100,000	106,250
4.125%, 03/01/2028	124,000	130,045
Hudbay Minerals
6.125%, 04/01/2029 (A)	100,000	107,750
NOVA Chemicals
5.250%, 06/01/2027 (A)	125,000	133,190
Novelis
5.875%, 09/30/2026 (A)	100,000	104,500
4.750%, 01/30/2030 (A)	100,000	107,737

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — continued
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	$100,000	$108,250
TPC Group
10.500%, 08/01/2024 (A)	50,000	41,250
Tronox
6.500%, 05/01/2025 (A)	93,000	99,510
United States Steel
12.000%, 06/01/2025 (A)	124,000	143,220
US Concrete
6.375%, 06/01/2024	31,000	31,775
		2,296,291
Real Estate — 3.7%
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	150,000	165,375
Diversified Healthcare Trust
9.750%, 06/15/2025	100,000	113,614
Iron Mountain
5.250%, 07/15/2030 (A)	103,000	111,240
5.250%, 03/15/2028 (A)	150,000	158,294
4.875%, 09/15/2027 (A)	124,000	129,580
4.875%, 09/15/2029 (A)	162,000	170,910
IStar
4.750%, 10/01/2024	124,000	125,550
Kennedy-Wilson
5.875%, 04/01/2024	205,000	208,075
Lamar Media
3.750%, 02/15/2028	124,000	127,435
Outfront Media Capital
5.000%, 08/15/2027 (A)	75,000	76,313
Park Intermediate Holdings
5.875%, 10/01/2028 (A)	100,000	106,500
SBA Communications
3.875%, 02/15/2027 (A)	118,000	123,935
Service Properties Trust
4.350%, 10/01/2024	124,000	122,450
VICI Properties
4.125%, 08/15/2030 (A)	310,000	327,245
		2,066,516
Utilities — 2.1%
AmeriGas Partners
5.875%, 08/20/2026	100,000	112,500
Calpine
5.125%, 03/15/2028 (A)	100,000	105,197
4.500%, 02/15/2028 (A)	229,000	238,160
Clearway Energy Operating
4.750%, 03/15/2028 (A)	75,000	80,437

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — continued
Emera
6.750%, VAR ICE LIBOR USD 3 Month+5.440%, 06/15/2076	$99,000	$115,706
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	124,000	132,680
NRG Energy
6.625%, 01/15/2027	75,000	79,203
5.250%, 06/15/2029 (A)	100,000	110,000
PG&E
5.250%, 07/01/2030	75,000	82,500
Vistra Operations
5.500%, 09/01/2026 (A)	124,000	129,233
		1,185,616
TOTAL CORPORATE OBLIGATIONS
(Cost $46,653,706)		48,092,164

EXCHANGE - TRADED FUNDS — 9.3%
IShares IBoxx High Yield Corporate Bond ETF	29,600	2,584,080
SPDR Bloomberg Barclays High Yield Bond ETF	24,225	2,639,072
TOTAL EXCHANGE - TRADED FUNDS
(Cost $5,113,466)		5,223,152

MUNICIPAL BOND — 0.7%
Puerto Rico — 0.7%
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/2040	500,000	383,125

TOTAL MUNICIPAL BOND
(Cost $360,822)		383,125

CONVERTIBLE BOND — 0.2%
Financials — 0.2%
New York Mortgage Trust
6.250%, 01/15/2022	124,000	122,163

TOTAL CONVERTIBLE BOND
(Cost $90,792)		122,163

TOTAL INVESTMENTS — 95.7%
(Cost $52,218,786)		53,820,604
OTHER ASSETS LESS LIABILITIES – 4.3%		2,415,573
NET ASSETS - 100%		$56,236,177

‡	Perpetual security with no stated maturity date.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total market value of such securities as of December 31, 2020 was $26,086,012 and represented 46.4% of the Net Assets of the Fund.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Schedule of Investments (Unaudited) December 31, 2020

KFA Dynamic Fixed Income ETF

ETF — Exchange-Traded Fund
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
RB — Revenue bond
REIT — Real Estate investment Trust
SPDR — Standard & Poor's Depository Receipt
ULC — Unlimited Liability Company
USD — United States Dollar
VAR — Variable Rate

As of December 31, 2020, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KFA Global Carbon ETF

	Shares	Value
EXCHANGE - TRADED FUND — 7.5%
Schwab Short-Term U.S. Treasury ETF ‡	24,950	$1,282,181
TOTAL EXCHANGE - TRADED FUND
(Cost $1,283,644)		1,282,181

TOTAL INVESTMENTS — 7.5%
(Cost $1,283,644)		1,282,181
OTHER ASSETS LESS LIABILITIES – 92.5%		15,769,232
NET ASSETS - 100%		$17,051,413

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
RGGI Vintage 2021^	212	Dec-2021	$1,612,295	$1,729,920	$117,625
CA Carbon Allowace2021^	135	Dec-2021	2,451,336	2,508,300	56,964
CA Carbon Allowance2021^	36	Dec-2022	686,299	700,560	14,261
Euro 2021^	55	Mar-2021	8,360,408	8,419,125	58,717
ICE ECX Emission 2021^	284	Dec-2021	9,995,591	11,369,869	1,147,969
ICE ECX Emission 2021^	24	Dec-2022	863,496	967,294	86,261
			$23,969,425	$25,695,068	$1,481,797

^	Security is held by the KFA Global Carbon ETF Subsidiary, Ltd. as of December 31, 2020.

‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

CA — California
ECX — European Climate Exchange
ETF — Exchange-Traded Fund
ICE — Intercontinental Exchange
RGGI — Regional Greenhouse Gas Initiative

The following summarizes the market value of the Fund’s investments and other financial instruments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$1,282,181	$—	$—	$1,282,181
Total Investments in Securities	$1,282,181	$—	$—	$1,282,181

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*
Unrealized Appreciation	$1,481,797	$—	$—	$1,481,797
Total Other Financial Instruments	$1,481,797	$—	$—	$1,481,797

*	Futures are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 2.7%
AT&T	10,780	$310,033
Comcast, Cl A	2,082	109,097
Omnicom Group	109	6,798
		425,928
Consumer Discretionary — 9.8%
Amazon.com *	218	710,011
Genuine Parts	72	7,231
Home Depot	1,449	384,883
Lowe's	1,842	295,659
Target	650	114,745
		1,512,529
Consumer Staples — 6.5%
Coca-Cola	5,716	313,465
Colgate-Palmolive	1,883	161,015
Kimberly-Clark	1,838	247,818
PepsiCo	203	30,105
Sysco	245	18,194
Walgreens Boots Alliance	698	27,836
Walmart	1,411	203,396
		1,001,829
Energy — 0.5%
Chevron	1,020	86,139

Financials — 16.2%
Aflac	375	16,676
Bank of Hawaii	2,228	170,709
Bank of New York Mellon	6,322	268,306
BlackRock, Cl A	399	287,895
CNA Financial	6,568	255,889
Discover Financial Services	195	17,653
Hartford Financial Services Group	5,404	264,688
JPMorgan Chase	3,256	413,740
M&T Bank	2,010	255,873
PNC Financial Services Group	1,863	277,587
US Bancorp	6,044	281,590
		2,510,606
Health Care — 10.8%
Abbott Laboratories	353	38,650
Amgen	493	113,351
Bristol-Myers Squibb	4,916	304,939
Eli Lilly and	1,562	263,728
Gilead Sciences	4,416	257,276
Johnson & Johnson	1,825	287,219
Merck	1,403	114,765

Schedule of Investments (Unaudited) December 31, 2020

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UnitedHealth Group	864	$302,988
		1,682,916
Industrials — 15.1%
3M	1,380	241,210
Caterpillar	1,538	279,947
Cummins	909	206,434
Emerson Electric	3,045	244,727
Fastenal	327	15,967
FedEx	182	47,251
Illinois Tool Works	389	79,309
Lockheed Martin	351	124,598
MSC Industrial Direct, Cl A	2,805	236,714
Rockwell Automation	360	90,292
Snap-on	895	153,170
Union Pacific	503	104,735
United Parcel Service, Cl B	1,706	287,290
Watsco	1,038	235,159
		2,346,803
Information Technology — 17.2%
Apple	7,293	967,708
Automatic Data Processing	936	164,923
Avnet	7,252	254,618
Cisco Systems	7,051	315,532
International Business Machines	2,295	288,895
Juniper Networks	1,025	23,073
Microsoft	953	211,966
Paychex	1,424	132,688
Texas Instruments	1,839	301,835
		2,661,238
Materials — 1.9%
Air Products and Chemicals	418	114,206
Sonoco Products	3,057	181,127
		295,333
Real Estate — 2.2%
Crown Castle International †	78	12,417
Federal Realty Investment Trust †	2,762	235,101
Public Storage †	386	89,139
		336,657
Utilities — 17.0%
ALLETE	3,000	185,820
Avista	5,810	233,213
Dominion Energy	3,533	265,682
Duke Energy	290	26,552
MDU Resources Group	9,235	243,250
New Jersey Resources	6,798	241,669
Northwest Natural Holding	4,716	216,889

Schedule of Investments (Unaudited) December 31, 2020

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NorthWestern	4,108	$239,537
OGE Energy	7,068	225,186
PPL	8,503	239,785
Southern	850	52,216
Spire	3,625	232,145
UGI	6,554	229,128
		2,631,072
TOTAL UNITED STATES		15,491,050
TOTAL COMMON STOCK
(Cost $15,294,554)		15,491,050

TOTAL INVESTMENTS — 99.9%
(Cost $15,294,554)		15,491,050
OTHER ASSETS LESS LIABILITIES – 0.1%		13,054
NET ASSETS - 100%		$15,504,104

*	Non-income producing security.
†	Real Estate Investment Trust
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KFA Mount Lucas Index Strategy ETF

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
AUDUSD Currency	58	Mar-2021	$4,325,728	$4,466,000	$140,272
British Pound	51	Mar-2021	4,277,471	4,353,806	76,335
CAD Currency	55	Mar-2021	4,317,595	4,308,700	(8,895)
Canadian 10-Year Bond	59	Mar-2021	6,785,980	6,910,912	45,403
Copper^	21	Apr-2021	1,832,862	1,847,475	14,613
Corn^	84	Mar-2021	1,798,983	2,032,800	233,817
Euro	29	Mar-2021	4,391,207	4,439,175	47,968
Euro-Bund	30	Mar-2021	6,447,034	6,510,378	15,847
Gasoline^	34	Mar-2021	1,941,717	2,021,191	79,474
Gold^	10	Feb-2021	1,836,790	1,895,100	58,310
Japanese 10-Year Bond	(4)	Mar-2021	(5,846,290)	(5,885,236)	5,776
Japanese Yen	36	Mar-2021	4,326,368	4,360,050	33,682
Live Cattle^	13	Mar-2021	597,025	598,130	1,105
Long Gilt 10-Year Bond	38	Apr-2021	6,850,118	7,043,350	63,603
Natural Gas^	(64)	Feb-2021	(1,623,163)	(1,616,640)	6,523
NY Harbor ULSD^	7	Mar-2021	437,560	436,708	(852)
Soybean^	31	Mar-2021	1,826,067	2,032,050	205,983
Sugar No. 11^	111	Mar-2021	1,830,448	1,925,717	95,269
Swiss Franc	31	Mar-2021	4,370,281	4,387,275	16,994
U.S. 10-Year Treasury Note	49	Mar-2021	6,744,796	6,765,828	21,033
Wheat^	61	Mar-2021	1,787,306	1,953,525	166,219
WTI Crude Oil^	(36)	Feb-2021	(1,646,695)	(1,750,680)	(103,985)
			$57,609,188	$59,035,614	$1,214,494

^	Security is held by the KFA Mount Lucas Index Strategy ETF Subsidiary as of December 31, 2020.

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.